VY CBRE Real Estate Portfolio Expense Example - VY CBRE Real Estate Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,889
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,213
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,500
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	$ 1,668